Income Tax - Operating loss carryforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating loss carryforwards
Increase decrease in valuation allowance	$ 3,586	$ 9,417
Federal net operating loss carryforwards	73,109
State net operating loss carryforwards	3,763
Federal orphan drug credit related to qualifying research	2,333
Accrued interest or penalties related to uncertain tax positions	0	$ 0
Research tax credits | Federal
Operating loss carryforwards
Research tax credits	1,925
Research tax credits | State
Operating loss carryforwards
Research tax credits	$ 496